BORROWINGS (Long-term Narrative) (Details)	1 Months Ended		9 Months Ended				12 Months Ended
	May 17, 2017 CNY (¥)	Jul. 31, 2015 USD ($) shares	Sep. 30, 2017 CNY (¥)	Sep. 30, 2017 USD ($)	Sep. 30, 2016 CNY (¥)	Sep. 30, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Sep. 30, 2017 USD ($)	May 17, 2017 USD ($)	Dec. 31, 2015 USD ($)	Jul. 24, 2015 CNY (¥)	Jul. 24, 2015 USD ($)
Debt Instrument [Line Items]
Debt, face amount							¥ 800,000,000
Change in fair value of warrants		$ 0.0000001	¥ 0	$ 0	¥ 34,937,341	$ 5,251,130
Interest cost					119,050,121	18,109,126
Proceeds received from the seller-lessee, netting off the transaction costs			600,000,000	90,180,813	0
Long-term borrowings			462,049,194				488,519,559			$ 69,446,620
Current portion of debt			4,606,250				0			$ 692,326
Long-term Debt			605,841,536
Fair Value Adjustment of Warrants		0.0000001	¥ 0	$ 0	34,937,341	$ 5,251,130
Loan Agreement With Financial Investment Management Center [Member]
Debt Instrument [Line Items]
Debt, face amount								¥ 20,000,000
Debt term								3 years	3 years
Debt Instrument, Interest Rate, Stated Percentage								3.00%				3.00%
Loan agreement with The Export-Import Bank of China [Member]
Debt Instrument [Line Items]
Debt, face amount							609,283,000	¥ 609,283,000
Effective interest rate			3.82%							3.82%
Long-term Debt			¥ 399,107,000
Loan agreement with The Export-Import Bank of China [Member] | Loan Agreement Due April 2017 [Member]
Debt Instrument [Line Items]
Current portion of debt			126,369,000
Loan Eight [Member] | Plants [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt, face amount			189,676,377
China Merchants Bank [Member]
Debt Instrument [Line Items]
Debt, face amount							¥ 87,880,000
Debt term							10 years
Debt Instrument, Interest Rate, Stated Percentage							5.39%
Long-term Debt			76,913,136
China Merchants Bank [Member] | Loan Agreement Due April 2017 [Member]
Debt Instrument [Line Items]
Current portion of debt			7,423,342
Loan Agreement With Credit Suisse AG [Member]
Debt Instrument [Line Items]
Debt, face amount	¥ 39,821,400										$ 6,000,000
Debt term	3 years
Debt Instrument, Interest Rate, Stated Percentage	5.62%										5.62%
Guochuang Investment [Member]
Debt Instrument [Line Items]
Debt, face amount			¥ 50,000,000				¥ 20,000,000
Debt term			3 years	3 years			3 years
JinkoSolar Power Engineering Group Limited [Member] | Long term Borrowings With Embedded Warrants [Member]
Debt Instrument [Line Items]
Debt, face amount | $		$ 150,000,000
Number of financial institutions other than Credit Suisse		6
Debt instrument, interest rate spread		6.00%
Total debt issuance cost | $		$ 4,000,000
Warrants issued | shares		6,750
Percentage of subsidiary shares to be diluted upon exercise of warrants issued to financial institutions		0.675%
Number of financial institutions		7
Internal rate of return on the aggregate principal amount of the loan		10.00%
Fair value of the warrants													¥ 62,331,211	$ 10,190,000
Fair value of the warrants residual allocated to the loan								855,203,789				$ 139,810,000
Total transaction cost								26,658,170	$ 4,358,118
Transaction cost related to warrants charged to financial costs								1,810,978	$ 296,061
Debt discount								24,847,192				$ 4,062,057
JinkoSolar Power Engineering Group Limited [Member] | Long term Borrowings With Embedded Warrants [Member] | IPO One [Member]
Debt Instrument [Line Items]
Percentage of subsidiary shares to be diluted upon exercise of warrants issued to financial institutions		0.675%
JinkoSolar Power Engineering Group Limited [Member] | Long term Borrowings With Embedded Warrants [Member] | IPO Two [Member]
Debt Instrument [Line Items]
Percentage of subsidiary shares to be diluted upon exercise of warrants issued to financial institutions		1.425%
JinkoSolar Power Engineering Group Limited [Member] | Long term Borrowings With Embedded Warrants [Member] | IPO Three [Member]
Debt Instrument [Line Items]
Percentage of subsidiary shares to be diluted upon exercise of warrants issued to financial institutions		2.10%
JinkoSolar Power Engineering Group Limited [Member] | Financings Associated With Failed Sale Lease Back Transactions [Member]
Debt Instrument [Line Items]
Interest cost								9,813,448
Carrying amount of solar project sold								1,276,496,254
Cash consideration for solar project sold								2,033,000,000
Proceeds received from the seller-lessee, netting off the transaction costs								1,589,704,880
Transaction costs								¥ 53,295,120
Expected useful life of solar projects								20 years	20 years
Long-term borrowings								¥ 1,268,724,225
Current portion of debt								¥ 149,481,917
Effective interest rate								6.55%				6.55%
JinkoSolar Power Engineering Group Limited [Member] | Financings Associated With Failed Sale Lease Back Transactions [Member] | Minimum [Member]
Debt Instrument [Line Items]
Lease term								5 years	5 years
JinkoSolar Power Engineering Group Limited [Member] | Financings Associated With Failed Sale Lease Back Transactions [Member] | Maximum [Member]
Debt Instrument [Line Items]
Lease term								12 years	12 years
JinkoSolar Power Engineering Group Limited [Member] | Financings Associated With Failed Sale Lease Back Transactions [Member] | Accounts receivable [Member]
Debt Instrument [Line Items]
Pledged assets								¥ 98,147,637
JinkoSolar Power Engineering Group Limited [Member] | Financings Associated With Failed Sale Lease Back Transactions [Member] | Project Assets [Member]
Debt Instrument [Line Items]
Pledged assets								1,276,496,254
JinkoSolar Power Engineering Group Limited [Member] | Financings Associated With Failed Sale Lease Back Transactions [Member] | Equity Interest [Member]
Debt Instrument [Line Items]
Pledged assets								¥ 862,082,542
JinkoSolar Power [Member]
Debt Instrument [Line Items]
Change in fair value of warrants					121,454,585
Fair Value Adjustment of Warrants					¥ 121,454,585